Fair Value Measurements - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Transfers between fair value measure levels	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0